Lease - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
Leases [Abstract]
Operating lease rental expense			¥ 6,941
Gain on termination of right-of-use assets	¥ 7,215	$ 1,046